Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Buildings and land | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Lessee, term of contract	2 years
Buildings and land | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Lessee, term of contract	15 years
Machinery | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Lessee, term of contract	2 years
Machinery | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Lessee, term of contract	6 years
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalised	$ 2,138	$ 10,629
Capitalisation rate of borrowing costs eligible for capitalisation	5.30%	6.20%